FINANCIAL INCOME AND EXPENSES	12 Months Ended
Dec. 31, 2025
FINANCIAL INCOME AND EXPENSES
FINANCIAL INCOME AND EXPENSES

29  – FINANCIAL INCOME AND EXPENSES

Financial income and costs are detailed as follows:

a)    Financial income

	01.01.2025	01.01.2024	01.01.2023
Description	12.31.2025	12.31.2024	12.31.2023
	ThCh$	ThCh$	ThCh$
Interest income	11,326,220	18,377,685	25,791,172
Ipiranga purchase warranty restatement	59,648	39,511	47,032
From PIS and COFINS credits (1)	4,256,200	8,986,697	—
Other financial income	2,797,544	1,556,025	5,557,963
Total	18,439,612	28,959,918	31,396,167
(1)	See Note 6 for more information on the recovery.

b)    Financial costs

	01.01.2025	01.01.2024	01.01.2023
Description	12.31.2025	12.31.2024	12.31.2023
	ThCh$	ThCh$	ThCh$
Bond interest	(56,027,866)	(51,829,876)	(53,148,503)
Bank loan interest	(4,532,444)	(7,398,612)	(4,510,379)
Lease interest	(2,817,626)	(3,277,261)	(2,616,945)
Other financial costs	(4,840,477)	(7,908,134)	(5,012,525)
Total	(68,218,413)	(70,413,883)	(65,288,352)